Expense Example - Investor A, C and Institutional - BLACKROCK LARGE CAP FOCUS GROWTH FUND, INC.	Sep. 28, 2020 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 614
Expense Example, with Redemption, 3 Years	839
Expense Example, with Redemption, 5 Years	1,083
Expense Example, with Redemption, 10 Years	1,780
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	270
Expense Example, with Redemption, 3 Years	571
Expense Example, with Redemption, 5 Years	997
Expense Example, with Redemption, 10 Years	2,184
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	445
Expense Example, with Redemption, 10 Years	$ 1,011